Related Party Transactions (Details) $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 01, 2026 shares	Aug. 31, 2024 shares	Feb. 28, 2023 tranche	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Aug. 29, 2024
Related Party Transaction [Line Items]
Trade payables						$ 1.8		$ 1.3
2020 Bulkers Management AS
Related Party Transaction [Line Items]
Shares acquired (in shares) | shares	4,200
2020 Bulkers Management AS
Related Party Transaction [Line Items]
Ownership percentage	54.00%					40.00%			40.00%
Shares acquired (in shares) | shares		12,000
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Management fee expense				$ 0.7	$ 0.3		$ 0.8
Trade payables								$ 0.3
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Accounts payables, number of equal tranches | tranche			4
Mark-up margin for performance of services			13.00%
Notice period to terminate agreement			1 month
Related party | Drew Holdings Limited - Revolving credit facility | Line of credit
Related Party Transaction [Line Items]
Facility, amount available to drawdown						$ 10.0
Commitment fee percentage						1.00%
Variable rate (as a percent)						6.50%
Credit facility, remaining borrowing capacity						$ 10.0
Himalaya Shipping Limited | Related party | Drew Holdings Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)						27.60%